Supplement to Accumulation Life[registered trademark symbol] Prospectus
                   Supplement dated May 1, 2007 to
            Prospectus dated April 30, 1998 as supplemented

  The disclosure set forth below replaces the information under the heading
   "Fund Expenses" found in the prospectus and any other prior supplements.
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                      ANNUAL PORTFOLIO OPERATING EXPENSES
                    (as a percentage of average net assets)
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PORTFOLIO FEE WAIVERS AND EXPENSE REIMBURSEMENTS
The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2006. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Reimburse-     any acquired
average net assets)			       Fees	                      Expenses 	  ment		fund fees or
													reimbursement
													and waiver
	    	    	        									agreements)
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Fidelity VIP Asset Manager
Portfolio - Initial Class Shares    0.52%	    None	    0.13%	0.65%	   -0.02%(1)	0.63%(1)

Fidelity VIP Asset Manager:
Growth Portfolio -
Initial Class Shares 		    0.57%	    None	    0.20%	0.77%	   -0.04%(2)	0.73%(2)

Fidelity VIP Contrafund
[registered trademark symbol]
Portfolio - Initial Class Shares    0.57%	    None	    0.09%       0.66%	   -0.01%(1)    0.65%(1)

Fidelity VIP Equity-Income
Portfolio - Initial Class Shares    0.47%	    None	    0.10%	0.57%      -0.01%(1)    0.56%(1)

Fidelity VIP Growth Portfolio -
Initial Class shares 	            0.57%	    None	    0.11%       0.68%	   -0.01%(1)    0.67%(1)

Fidelity VIP High Income
Portfolio - Initial Class Shares    0.57%	    None	    0.14%	0.71%	        -       0.71%
Fidelity VIP Index 500 Portfolio-
Initial Class Shares		    0.10%	    None	    0.00%	0.10%(3)	-	0.10%
Fidelity VIP Investment Grade
Bond Portfolio - Initial Class
Shares				    0.32%	    None	    0.12%	0.44%    	-	0.44%
Fidelity VIP Money Market
Portfolio - Initial Class Shares    0.23%	    None	    0.10%	0.33%    	-	0.33%
Fidelity VIP Overseas Portfolio -
Initial Class Shares		    0.72%	    None	    0.16%	0.88%	    -0.07%(1)   0.81%(1)


ING Global Resources Portfolio -
Class S (4)  			    0.64%	    None	    0.26%	0.90%	      --	0.90%
ING JPMorgan  Emerging Markets
Equity Portfolio (4) 		    1.25%	    None	    0.01%	1.26%	      --	1.26%

Pioneer Bond VCT Portfolio -
Class I Shares 			    0.50%	    None	    0.30%	0.80%	    -0.18%(5)	0.62%
Pioneer Fund VCT Portfolio -
Class I Shares 			    0.65%	    None	    0.05%	0.70%	      --	0.70%
Pioneer Growth Opportunities
VCT Portfolio  -- Class I Shares    0.74%	    None	    0.07%(6)	0.81%	      --	0.81%(7)
Pioneer Mid Cap Value  VCT
Portfolio - Class I Shares 	    0.65%	    None	    0.06%	0.71%	      --	0.71%(8)


The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information
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(1)  A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses.  In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.63% for Fidelity VIP Asset Manager Portfolio - Initial
Class Shares, 0.65% for Fidelity VIP Contrafund[registered trademark symbol] Portfolio - Initial Class Shares,
0.56% for Fidelity VIP Equity-Income Portfolio - Initial Class Shares,  0.67% for Fidelity VIP Growth Portfolio -
Initial Class Shares, and 0.81% for Fidelity VIP Overseas Portfolio - Initial Class Shares.  These offsets may be discontinued at any time.

(2)  A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including these reductions, the total class operating expenses would have been 0.73% for
Fidelity VIP Asset Manager: Growth  Portfolio - Initial Class Shares.  These offsets may be discontinued at any time.

(3)  Management fees for the fund have been reduced to 0.10%, and class expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses).
This expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is required by contract and is not voluntary on the fund manager's part.

(4)  The Management Agreement between the Trust and its manager, Directed Services, LLC. ("DSL"), provides for a "bundled fee" arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio, and pays for the services and information necessary to the proper conduct of the Portfolio's business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolio are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSL, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolio, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(5)   The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62%
of the average daily net assets attributable to Class I shares. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2008. See the statement of additional information for this
Portfolio for details regarding the expense limitation agreement.

(6)   This includes an estimated ration of underlying expenses of  0.02%.

(7)   The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.85% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2008.  See the statement of additional information for this Portfolio for details regarding the expense limitation agreement.

(8)   The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.88%
of the average daily net assets attributable to Class I shares. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2008. See the statement of additional information for this Portfolio for details regarding the expense limitation agreement.





Explanation of Expense Table
The purpose of the Expense Table is to show the various expenses you will incur directly and indirectly by investing in the policy. Changes to the portfolio expenses affect the results of the Appendix B and C in your prospectus and any previous supplements.  Although we have chosen not to update Appendix B or C here, they still generally show how expenses and charges affect your contract value.
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